Share-based Compensation Plans - Estimated Fair Value of all SARs Applying Assumptions (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Sharebased Compensation Plans Estimated Fair Value Of All Sars Applying Assumptions [Abstract]
Expected dividend yield	3.90%	3.50%	3.10%
Expected stock price volatility	24.70%	32.30%	33.80%
Risk-free interest rate	0.60%	0.60%	2.10%
Expected life of SARs	4 years	4 years	4 years